Deferred Government Grants	12 Months Ended
Dec. 31, 2020
Deferred Government Grant [Abstract]
Deferred Government Grants
16.	Deferred Government Grants

Deferred government grants represent funding received from the government for research and development (“R&D”) or investment in building or improving production facility. The amount of deferred government grants as of year end is net of research and development expenditures, deduction of depreciation expenses, and the amount recognized as government grant income. The Company received $14,162 of government grant in 2020 (2019 - $975, 2018 - $3,546) that were deferred. In addition, the Company received $3,137 in other government grants and subsidies for the year ended December 31, 2020 and recognized as income in the statements of comprehensive income (2019 - $501, 2018 - $254).

Summarized below are deferred government grants As of December 31, 2020 and 2019:

	December 31,
	2020	2019
Government grants for property, plant and equipment (a)	$565	$486
Government grants for research and development (b)	14,594	2,252
Current deferred government grants	15,159	2,738
Government grants for property, plant and equipment (a)	3,003	2,137
Government grants for research and development (b)	1,226	1,849
Non-current deferred government grants	4,229	3,986
Total deferred government grants	19,388	6,724

(a) The Company has four deferred government grants related to property, plant and equipment. The Company has fulfilled one of the grants’ conditions and expect to fulfill another one in 2021. $565 will be amortized in 2021 which was included in the current portion of deferred government grant and $1,714 will be amortized after 2021 which was included in the non-current portion of deferred government grants. $412 was recorded as a reduction to depreciation expense for the year ended December 31, 2020 (2019 - $412, 2018 - $430), and $80 was recorded as government grant recognized in income for the year ended December 31, 2020 (2019 - $79, 2018 - $82). $1,289 represents the unamortized portion of one grant where the Company received but has not fulfilled the conditions attached to the grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.

(b) The Company has ten deferred government grants related to various research and development projects. The Company expects to fulfill nine grants’ conditions in 2021 and recorded $14,594 as current portion of deferred government grants, while the remaining one grant’s condition is expected to be fulfilled after 2021 and $1,226 is recorded in the non-current portion of deferred government grants.